Leases - Lease cost allocated expense items (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases
Total	¥ 26,818	¥ 24,514
Selling, general and administrative expenses
Leases
Total	14,838	12,968
Research and development expenses
Leases
Total	¥ 11,980	¥ 11,546